Leases (Tables)	12 Months Ended
Dec. 31, 2017
Presentation of leases for lessee [abstract]
Disclosure of maturity analysis of operating lease payments [table text block]
	Operating leases
(in USD million)	Rigs	Vessels	Land and buildings	Other	Total	Sublease	Net total

2018	1,039	615	155	152	1,961	(125)	1,837
2019	712	393	140	113	1,359	(105)	1,253
2020	509	382	136	92	1,119	(104)	1,015
2021	374	304	133	60	872	(68)	804
2022	352	233	134	57	777	(22)	755
2023-2027	287	498	621	47	1,453	(61)	1,392
2028-2032	-	93	369	23	485	(0)	485
Thereafter	-	13	50	13	76	-	76

Total future minimum lease payments	3,274	2,532	1,737	558	8,101	(484)	7,617